Recently Issued Accounting Pronouncements - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Mar. 31, 2021	Feb. 29, 2016
Summary of Significant Accounting Policies Details [Line Items]
Leases right-of-use asset			$ 4,612
Decrease in additional paid in capital		$ 9,239
ASU 2016-02
Summary of Significant Accounting Policies Details [Line Items]
Leases right-of-use asset				$ 4,600
Lease liability				$ 4,700
ASU 2020-06
Summary of Significant Accounting Policies Details [Line Items]
Decrease in additional paid in capital	$ 9,700
Increase in debt	9,000
Cumulative effect, net of tax effects, decrease to the opening balance	$ 700